Exchanged/Held-For-Exchange Animal Health Business - Summary of Main Items Included in Net Income/(Loss) of Held-for-Exchange Animal Health Business (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of net income loss of held for exchange animal health business [line items]
Net sales		€ 34,463	€ 35,072	[1]	€ 33,809	[1]
Gross profit		24,242	24,608	[1]	23,995	[1]
Operating income		4,676	5,804	[1]	6,531	[1]
Net income/(loss) of the exchanged/held-for-exchange Animal Health business	[2]	(13)	4,643	[1],[3]	314	[1],[3]
Animal Health Business [member]
Disclosure of net income loss of held for exchange animal health business [line items]
Net sales					2,708
Gross profit					1,850
Operating income					678
Income before tax and investments accounted for using the equity method		(16)	6,343		672
Income tax expense		3	(1,700)		(359)
Net income/(loss) of the exchanged/held-for-exchange Animal Health business		€ (13)	€ 4,643		€ 314

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
[2]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); (see Notes D.2. and D.36.).
[3]	For 2016, the cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated by the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.